REVENUE AND DEFERRED REVENUE (Details Narrative)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	64.00%	66.00%